Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 27, 2012 Carrier Enterprise III	Apr. 29, 2011 Carrier Enterprise II
Business Acquisition [Line Items]
Cash				$ 10	$ 5
Accounts receivable				46,718	24,300
Inventories				55,024	39,003
Other current assets				481	773
Property and equipment				2,517	4,402
Goodwill	392,610	397,262	319,440	65,291	12,357
Intangible assets				151,172	20,600
Other assets				978	202
Accounts payable and accrued expenses				(44,208)	(22,894)
Noncontrolling interest				(104,244)	(29,519)
Total purchase price				$ 173,739	$ 49,229